Other long-term assets	12 Months Ended
Mar. 31, 2026
Other Non Current Assets [Abstract]
Other long-term assets	Other long-term assets

	2026	2025
	$	$

Restricted cash	700	510
Prepaid expenses and deposits	4,435	5,486
Commission asset	20,554	18,877
Contract asset	12,521	15,689

Total other long-term assets	38,210	40,562